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                                                [Letterhead of Baker & McKenzie]



                                                              December 19, 2005



VIA EDGAR
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U.S. Securities and Exchange Commission
100 F street, NE
Washington, D.C. 20549

Ladies and Gentlemen:


                               CRM Holdings, Ltd.
  Amendment No. 6 to Registration Statement on Form S-1 (File No. 333-128424)
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     Attached for filing on behalf of our client, CRM Holdings, Ltd., a Bermuda company, under the Securities Act of 1933, as amended, is Amendment No. 6 to the Registration Statement on Form S-1, including exhibits, for registration of its common shares.

     Should you have any questions pertaining to this filing, please call the undersigned at (212) 891-3971.

                                              Sincerely yours,

                                              /s/ Roslyn Tom
                                              -----------------------------
                                              Roslyn Tom





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